Income Taxes (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Income Taxes [Line Items]
Effective tax rates	8.00%	16.90%
Statutory income tax rate	0.00%
Unrecognized tax benefits (in Dollars)
Income tax penalties and interest accrued (in Dollars)
United Arab Emirates [Member]
Income Taxes [Line Items]
Effective tax rates	9.00%
Singapore [Member]
Income Taxes [Line Items]
Effective tax rates	17.00%